CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (219,685)	$ (7,616)
Adjustments for:
Depreciation and amortization (Note 5, 8, 9)	3,749	20
Equity-settled expenses, including compensation	64,149	1,837
Change in fair market value of derivative liabilities (Note 10)	155,759	(215)
Change in fair market value of biological assets (Note 9)	(19,349)
Gain on sale of investment	(1,500)	0
Non-cash interest expense (Note 10)	4,581	987
Deferred tax expense (Note 16)	1,153
Non-cash income from investments, net	(17,433)	(2,162)
Non-cash miscellaneous income	(127)
Non-cash write-offs	596
Collection of interest	376	72
Change in restricted cash		(269)
Other		4
Change, net of acquisitions in:
Inventory	2,464	(155)
Biological assets	(3,995)
Other assets	(3,075)	(503)
Interest receivable	(1,584)	(330)
Accounts payable and accrued liabilities	95	1,503
Taxes payable	(896)	705
Interest payable	398	143
Other liabilities	(1,212)	37
Net cash used in operating activities	(35,536)	(5,942)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of capital assets	(22,351)	(4,704)
Investments in promissory notes receivable (Note 7)	(15,483)	(3,823)
Collection of promissory notes receivable (Note 7)	4,519
Cash paid for long-term investments	(2,201)	(10,985)
Proceeds from sale of investment (Note 6)	9,634
Business acquisitions, net of cash acquired (Note 4)	(32,147)
Purchases of intangible assets (Note 5)	(6,445)	(200)
Deferred acquisition costs and deposits (Note 4)	(22,675)
Distributions from investments	141	330
Purchase of short-term investments (Note 6)	(148,684)
Cash transferred from escrow	174
Net cash used in investing activities	(235,518)	(19,382)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of membership units, net (Note 11)	116,890
Proceeds from issuance of subscription receipts, net (Note 11)	298,644
Proceeds from convertible note, net of deferred costs (Note 10)		29,817
Settlement of investor taxes withheld (Note 11)	(21,054)
Purchase of non-controlling interest (Note 11)	(19,643)
Repayment of debt (Note 10)	(17,838)	(19)
Capital contributions - non-controlling interests, net	2,767	6,461
Net cash provided by financing activities	359,766	36,259
Net increase in cash	88,712	10,935
Cash and cash equivalents - Beginning of period	16,231	5,296
Cash and cash equivalents - End of period	104,943	16,231
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	1,381	335
Income taxes paid	1,744	101
OTHER NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital assets not yet paid for	393	$ 5,717
Receipt of capital assets previously paid for	246
Settlement of prior liability with issuance of 97 Class D units	602
Recoupment of non-cash loan receivable	209
Issuance of 419 Class D units for land	$ 2,600